Acquisitions and disposals	12 Months Ended
Jun. 30, 2018
Acquisitions And Disposals
Acquisitions and disposals
4.	Acquisitions and disposals

Fiscal year ended as of June 30, 2018

Acquisition of La Arena

On February 20, 2018 IRSA Propiedades Comerciales, through its subsidiary Ogden Argentina S.A. ("OASA"), which the company controlled thorugh Entertainment Holdings S.A., acquired a 60% equity interest in La Arena, which developed and operates the stadium known as "DIRECTV ARENA", located in Tortuguitas, province of Buenos Aires.

The price set for the transaction amounted to USD 4.2 million, of which USD 1.9 million were outstanding as of the date of this annual report.

See in Note 15 the balances of business combination.

Acquisition of plot of land La Plata

On March 22, 2018 IRSA Propiedades Comerciales  acquired, directly and indirectly, 100% of a plot of land of 78,614 sqm of surface located in Camino General Belgrano, between 514th Av., 19th Av. and 511 Street, in the town of La Plata, province of Buenos Aires.

The operation was made through the purchase of 100% of the shares of common stock of the company Centro de Entretenimientos La Plata SA ("CELAP"), owner of 61.85% of the property and the direct purchase of the remaining 38.15% share of common stock from non-related third parties.

The total price of the transaction was USD 7.5 million, which has been fully paid.

The purpose of this acquisition is the future development of a mixed-use project.

Acquisition of plot of land in Mendoza

On March 14, 2018 the Company acquired a 3,641 sqm of plot of land adjacent to Mendoza Shopping, for an amount of USD1.2 million. As of the date of these Financial Statements, USD 0.8 million were outstanding.

Sale of units in Intercontinental Building

IRSA Propiedades Comerciales sold 851,79 square meters corresponding to one floor of office and eight parking lots in the Intercontinental Plaza building The consideration was USD 3 million, which was fully paid.

Fiscal year ended as of June 30, 2017

Acquisition of control over Entertainment Holdings S.A. (EHSA)

In July 2016, IRSA Propiedades Comerciales, acquired 20% shareholding in EHSA, a company where it already owned 50%. It also acquired 1.25% interest in Entretenimiento Universal S.A. (“ENUSA”). The amount paid for the acquisition was Ps. 53 million. As a result, the Group now holds 70% of the voting stock of EHSA.

EHSA holds, both directly and indirectly, 100% of the shares of OGDEN Argentina S.A. (“OASA”) and 95% of the shares of ENUSA.

OASA holds 50% of the voting stock of La Rural S.A. (“LRSA”), a company that holds the right to commercially operate the emblematic “Predio Ferial de Palermo” in the Autonomous City of Buenos Aires, where the Sociedad Rural Argentina (“SRA”) holds the remaining 50%.

See in Note 15 the balances of business combination.

Purchase of Philips Building

On June 5, 2017, IRSA Propiedades Comerciales acquired the Philips Building located in Saavedra, Autonomous City of Buenos Aires, next to the DOT Shopping Mall. The building has a constructed area of 10,142 square meters and is intended for office development and lease. The acquisition price was USD 29 million, which was fully paid up as of June 30, 2017.

Furthermore, the Company has signed an agreement with the seller which allow them to remain leasing the building for a term of 7 months and 15 days, which expire on January 19, 2018.

Sale of units in Intercontinental Building

IRSA Propiedades Comerciales sold 2,432 square meters corresponding to three floors of office and 24 parking lots in the Intercontinental Plaza building. The Company still holds 3,876 square meters profitable of the building. The consideration was USD 9 million, which was fully paid by the purchaser as of June 30, 2017.

Catalinas Tower

On November 16, 2016, IRSA signed an agreement with DYCASA S.A., the primary building contractor for the development of Catalinas Tower who, on November 29, 2016, started the corresponding works. The execution term is 28 months and completion is scheduled for March 2019. On April 6, 2016, IRSA Propiedades Comerciales has purchased from IRSA a portion of the future units to be built.